UNDERTAKINGS TO FILE REPORTS
 Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.
 Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the Variable Life Insurance policy ("the contrcat") offerred by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expense expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES
 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Life Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of January 1997.
 FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
(Registrant)
By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _________________________    ) By: /s/ David J. Pearlman
        Rodney R. Rohda,      )   David J. Pearlman,
        Chief Executive Officer     )   (Attorney-in-Fact)
 As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of January 1997. Signature Title
_________________ Chief Executive Officer and Director )
Rodney R. Rohda   )
    )
_________________   )
Joseph L. Kurtzer Jr. Treasurer   )
    )
________________   )
Edward C. Johnson 3d  Director  )
    )
    )
________________ Director  )
J. Gary Burkhead   ) By:  /s/ David J. Pearlman
       )   David J. Pearlman
_________________ Director  )   (Attorney-in-Fact)
James C. Curvey   )
    )
_________________ Director  )
John J. Remondi   )
    )
_________________ Director  )
Robert C. Pozen   )
    )
_________________ Director  )
Denis M. McCarthy   )